Annual Operating Expenses - VIPValuePortfolio-InitialServiceService2PRO - VIPValuePortfolio-InitialServiceService2PRO - VIP Value Portfolio	Apr. 30, 2025
VIP Value Portfolio - Initial Class
Operating Expenses:
Management fee	0.58%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.02%	[1]
Total annual operating expenses	0.60%
VIP Value Portfolio - Service Class
Operating Expenses:
Management fee	0.58%	[1]
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.02%	[1]
Total annual operating expenses	0.70%
VIP Value Portfolio - Service Class 2
Operating Expenses:
Management fee	0.58%	[1]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.02%	[1]
Total annual operating expenses	0.85%

[1]	A Adjusted to reflect current fees.